Other Long-Term Assets (Tables)	12 Months Ended
Dec. 27, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
Other long-term assets at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Equity method investments	$1,446	$1,038
Non-marketable cost method investments	1,769	1,270
Non-current deferred tax assets	622	434
Loans receivable	416	952
Pre-payments for property, plant and equipment	636	521
Other	1,672	1,274
Total other long-term assets	$6,561	$5,489